Expense Example, No Redemption	Jul. 31, 2025 USD ($)
Capital Group U.S. Large Growth ETF | Share class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 40
Expense Example, No Redemption, 3 Years	125
Capital Group U.S. Large Value ETF | Share class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	34
Expense Example, No Redemption, 3 Years	106
Capital Group U.S. Small and Mid Cap ETF | Share Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	52
Expense Example, No Redemption, 3 Years	$ 164